UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 101.9%
Equity – 34.8%
3,910,414	Goldman Sachs Structured Large Cap Value Fund	$ 45,243,485
2,611,560	Goldman Sachs Structured Large Cap Growth Fund	38,912,250
3,233,863	Goldman Sachs Structured International Equity Fund	29,751,544
2,614,634	Goldman Sachs Structured Emerging Markets Equity Fund	21,936,781
1,528,272	Goldman Sachs Large Cap Value Fund	19,393,772
1,359,131	Goldman Sachs Strategic Growth Fund	16,717,311
919,763	Goldman Sachs Structured Small Cap Equity Fund	12,573,164
854,595	Goldman Sachs Structured International Small Cap Fund	7,016,228
757,724	Goldman Sachs International Real Estate Securities Fund	4,743,351
295,097	Goldman Sachs Real Estate Securities Fund	4,532,684

		200,820,570

Fixed Income – 51.7%
14,030,837	Goldman Sachs Global Income Fund	190,819,378
3,990,661	Goldman Sachs Short Duration Government Fund	41,063,902
3,790,016	Goldman Sachs High Yield Fund	27,742,920
2,872,423	Goldman Sachs Commodity Strategy Fund	17,062,195
1,647,525	Goldman Sachs Local Emerging Markets Debt Fund	15,766,819
429,168	Goldman Sachs Emerging Markets Debt Fund	5,961,138

		298,416,352

Dynamic – 15.4%
7,861,984	Goldman Sachs Dynamic Allocation Fund	88,525,938

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 101.9%		$ 587,762,860

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.1%
Repurchase Agreement – 0.1%
Joint Repurchase Agreement Account II
$400,000	0.245%	10/01/12	$ 400,000

TOTAL INVESTMENTS – 102.0%			$ 588,162,860

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%			(11,364,257)

NET ASSETS – 100.0%			$ 576,798,603

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on September 28, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$578,319,815

Gross unrealized gain	44,140,375
Gross unrealized loss	(34,297,330)

Net unrealized security gain	$9,843,045

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 97.4%
12,654,523	Goldman Sachs Structured International Equity Fund	$ 116,421,609
4,021,750	Goldman Sachs Structured Large Cap Growth Fund	59,924,072
4,715,443	Goldman Sachs Structured Large Cap Value Fund	54,557,678
5,058,953	Goldman Sachs Structured Emerging Markets Equity Fund	42,444,618
2,094,085	Goldman Sachs Strategic Growth Fund	25,757,240
1,840,389	Goldman Sachs Large Cap Value Fund	23,354,540
1,077,342	Goldman Sachs Structured Small Cap Equity Fund	14,727,259
1,364,646	Goldman Sachs Structured International Small Cap Fund	11,203,741
1,209,018	Goldman Sachs International Real Estate Securities Fund	7,568,453
472,004	Goldman Sachs Real Estate Securities Fund	7,249,979

		363,209,189

Fixed Income – 2.9%
1,835,062	Goldman Sachs Commodity Strategy Fund	10,900,267

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3%		$ 374,109,456

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,278,558)

NET ASSETS – 100.0%		$ 372,830,898

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$396,568,357

Gross unrealized gain	59,149,521
Gross unrealized loss	(81,608,422)

Net unrealized security loss	$(22,458,901)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 55.2%
15,307,709	Goldman Sachs Structured International Equity Fund	$ 140,830,919
9,965,036	Goldman Sachs Structured Large Cap Value Fund	115,295,471
6,895,903	Goldman Sachs Structured Large Cap Growth Fund	102,748,950
8,066,966	Goldman Sachs Structured Emerging Markets Equity Fund	67,681,848
3,891,796	Goldman Sachs Large Cap Value Fund	49,386,896
3,597,012	Goldman Sachs Strategic Growth Fund	44,243,243
2,162,118	Goldman Sachs Structured Small Cap Equity Fund	29,556,147
2,355,765	Goldman Sachs Structured International Small Cap Fund	19,340,828
2,087,903	Goldman Sachs International Real Estate Securities Fund	13,070,270
814,140	Goldman Sachs Real Estate Securities Fund	12,505,195

		594,659,767

Fixed Income – 29.9%
12,226,223	Goldman Sachs Global Income Fund	166,276,632
6,642,147	Goldman Sachs Short Duration Government Fund	68,347,694
5,151,303	Goldman Sachs High Yield Fund	37,707,538
5,276,652	Goldman Sachs Commodity Strategy Fund	31,343,312
1,865,124	Goldman Sachs Local Emerging Markets Debt Fund	17,849,232

		321,524,408

Dynamic – 15.1%
14,445,350	Goldman Sachs Dynamic Allocation Fund	162,654,641

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$ 1,078,838,816

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(2,423,171)

NET ASSETS – 100.0%		$ 1,076,415,645

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,064,211,357

Gross unrealized gain	130,036,312
Gross unrealized loss	(115,408,853)

Net unrealized security gain	$14,627,459

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 75.9%
20,437,621	Goldman Sachs Structured International Equity Fund	$ 188,026,117
10,497,382	Goldman Sachs Structured Large Cap Value Fund	121,454,713
7,393,304	Goldman Sachs Structured Large Cap Growth Fund	110,160,237
9,390,299	Goldman Sachs Structured Emerging Markets Equity Fund	78,784,607
4,103,957	Goldman Sachs Large Cap Value Fund	52,079,220
3,850,411	Goldman Sachs Strategic Growth Fund	47,360,057
2,182,558	Goldman Sachs Structured Small Cap Equity Fund	29,835,563
2,606,431	Goldman Sachs Structured International Small Cap Fund	21,398,800
2,309,149	Goldman Sachs International Real Estate Securities Fund	14,455,275
901,508	Goldman Sachs Real Estate Securities Fund	13,847,155

		677,401,744

Fixed Income – 9.2%
2,691,037	Goldman Sachs Short Duration Government Fund	27,690,770
4,382,263	Goldman Sachs Commodity Strategy Fund	26,030,645
3,052,958	Goldman Sachs High Yield Fund	22,347,651
437,110	Goldman Sachs Global Income Fund	5,944,692

		82,013,758

Dynamic – 15.1%
11,986,127	Goldman Sachs Dynamic Allocation Fund	134,963,794

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$ 894,379,296

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,964,905)

NET ASSETS – 100.0%		$ 892,414,391

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$901,829,237

Gross unrealized gain	129,455,854
Gross unrealized loss	(136,905,795)

Net unrealized security loss	$(7,449,941)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 30.4%
530,011	Goldman Sachs U.S. Equity Dividend and Premium Fund	$ 5,448,518
517,331	Goldman Sachs International Equity Dividend and Premium Fund	3,497,156
109,589	Goldman Sachs International Real Estate Securities Fund	686,027
42,635	Goldman Sachs Real Estate Securities Fund	654,870

		10,286,571

Fixed Income – 69.9%
1,545,762	Goldman Sachs High Yield Fund	11,314,981
416,710	Goldman Sachs Global Income Fund	5,667,254
275,518	Goldman Sachs Local Emerging Markets Debt Fund	2,636,708
168,948	Goldman Sachs Investment Grade Credit Fund	1,692,855
90,663	Goldman Sachs Emerging Markets Debt Fund	1,259,307
83,484	Goldman Sachs U.S. Mortgages Fund	909,141
19,265	Goldman Sachs Ultra-Short Duration Government Fund	169,145

		23,649,391

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3%		$ 33,935,962

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(95,841)

NET ASSETS – 100.0%		$ 33,840,121

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$33,954,228

Gross unrealized gain	2,341,572
Gross unrealized loss	(2,359,838)

Net unrealized security loss	$(18,266)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 30.5%
6,757,334	Goldman Sachs Real Estate Securities Fund	$ 103,792,644
15,723,046	Goldman Sachs International Real Estate Securities Fund	98,426,270
6,364,195	Goldman Sachs Structured International Small Cap Fund	52,250,041
5,779,405	Goldman Sachs Structured Emerging Markets Equity Fund	48,489,208
2,531,100	Goldman Sachs Emerging Markets Equity Fund	39,864,822
2,250,182	Goldman Sachs International Small Cap Fund	35,102,845

		377,925,830

Fixed Income – 69.6%
30,499,318	Goldman Sachs High Yield Fund	223,255,008
15,661,391	Goldman Sachs Emerging Markets Debt Fund	217,536,717
16,552,734	Goldman Sachs Local Emerging Markets Debt Fund	158,409,666
14,913,570	Goldman Sachs High Yield Floating Rate Fund	149,135,700
19,159,570	Goldman Sachs Commodity Strategy Fund	113,807,846

		862,144,937

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$ 1,240,070,767

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(830,685)

NET ASSETS – 100.0%		$ 1,239,240,082

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,209,310,387

Gross unrealized gain	88,154,005
Gross unrealized loss	(57,393,625)

Net unrealized security gain	$30,760,380

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of September 30, 2012:

	BALANCED STRATEGY			EQUITY GROWTH STRATEGY			GROWTH AND INCOME STRATEGY
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$200,820,570	$—	$—	$363,209,189	$—	$—	$594,659,767	$—	$—
Fixed Income Underlying Funds	386,942,290	—	—	10,900,267	—	—	484,179,049	—	—
Short-term Investments	—	400,000	—	—	—	—	—	—	—
Total	$587,762,860	$400,000	$—	$374,109,456	$—	$—	$1,078,838,816	$—	$—

	GROWTH STRATEGY			INCOME STRATEGIES			SATELLITE STRATEGIES
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$677,401,744	$—	$—	$10,286,571	$—	$—	$377,925,830	$—	$—
Fixed Income Underlying Funds	216,977,552	—	—	23,649,391	—	—	862,144,937	—	—
Total	$894,379,296	$—	$—	$33,935,962	$—	$—	$1,240,070,767	$—	$—

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2012, the Balanced Strategy Portfolio had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of October 1, 2012, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$400,000	$400,008	$409,486

REPURCHASE AGREEMENTS — At September 30, 2012, the Principal Amount of the Balanced Strategy Portfolio’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.250%	$44,890
Credit Suisse Securities LLC	0.200	16,114
Deutsche Bank Securities, Inc.	0.250	75,414
JPMorgan Securities LLC	0.250	148,481
Wells Fargo Securities LLC	0.240	115,101
TOTAL		$400,000

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Liquidity Risk — An Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.

Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 28, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date November 28, 2012

*	Print the name and title of each signing officer under his or her signature.